Quarterly Holdings Report
for
Fidelity Advisor® Growth & Income Fund
February 28, 2023
AGAI-NPRT1-0423
1.797925.119
Common Stocks - 90.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	73,100	2,743
Elisa Corp. (A Shares)	9,700	551
Verizon Communications, Inc.	73,809	2,865
		6,159
Entertainment - 1.3%
Activision Blizzard, Inc.	13,200	1,007
Nintendo Co. Ltd. ADR	100,900	941
The Walt Disney Co. (b)	42,500	4,233
Universal Music Group NV	172,100	4,055
Warner Music Group Corp. Class A	39,100	1,234
		11,470
Media - 2.4%
Comcast Corp. Class A	402,458	14,959
Interpublic Group of Companies, Inc.	151,800	5,395
		20,354
TOTAL COMMUNICATION SERVICES		37,983
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.4%
BorgWarner, Inc. (c)	69,500	3,494
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs, Inc.	11,500	2,826
Marriott International, Inc. Class A	11,800	1,997
Starbucks Corp. (c)	13,300	1,358
		6,181
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	11,400	953
Whirlpool Corp. (d)	3,500	483
		1,436
Multiline Retail - 0.3%
Target Corp.	14,800	2,494
Specialty Retail - 0.9%
Lowe's Companies, Inc. (c)	35,657	7,336
TJX Companies, Inc.	2,400	184
Williams-Sonoma, Inc.	1,000	125
		7,645
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	12,000	1,425
Puma AG	18,244	1,166
Tapestry, Inc.	300	13
		2,604
TOTAL CONSUMER DISCRETIONARY		23,854
CONSUMER STAPLES - 4.8%
Beverages - 2.2%
Diageo PLC sponsored ADR (d)	22,300	3,859
Keurig Dr. Pepper, Inc.	123,300	4,260
Pernod Ricard SA	6,400	1,338
Remy Cointreau SA	3,444	606
The Coca-Cola Co.	147,984	8,807
		18,870
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	3,700	174
Sysco Corp.	72,200	5,384
Walmart, Inc.	28,200	4,008
		9,566
Food Products - 0.1%
Lamb Weston Holdings, Inc. (c)	7,000	704
Household Products - 0.3%
Colgate-Palmolive Co.	5,100	374
Kimberly-Clark Corp.	1,000	125
Procter & Gamble Co.	4,200	578
Spectrum Brands Holdings, Inc.	15,200	973
		2,050
Personal Products - 0.2%
Haleon PLC ADR (b)	232,609	1,833
Tobacco - 0.9%
Altria Group, Inc.	173,020	8,033
TOTAL CONSUMER STAPLES		41,056
ENERGY - 12.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	5,700	174
Oil, Gas & Consumable Fuels - 12.2%
Canadian Natural Resources Ltd.	51,900	2,933
Cenovus Energy, Inc. (Canada)	556,700	10,265
Energy Transfer LP	31,300	396
Enterprise Products Partners LP	19,800	505
Exxon Mobil Corp. (c)	578,000	63,524
Hess Corp.	105,600	14,224
Imperial Oil Ltd.	110,200	5,451
Kosmos Energy Ltd. (b)	432,700	3,405
Phillips 66 Co.	10,900	1,118
Tourmaline Oil Corp.	56,200	2,463
		104,284
TOTAL ENERGY		104,458
FINANCIALS - 15.4%
Banks - 11.6%
Bank of America Corp. (c)	665,242	22,818
Comerica, Inc.	4,800	336
JPMorgan Chase & Co.	57,443	8,234
M&T Bank Corp.	12,600	1,957
PNC Financial Services Group, Inc.	53,816	8,499
Truist Financial Corp.	140,449	6,594
U.S. Bancorp	112,330	5,362
Wells Fargo & Co.	969,050	45,322
		99,122
Capital Markets - 2.5%
Ashmore Group PLC	104,500	339
Brookfield Asset Management Ltd. Class A (d)	6,643	223
Brookfield Corp. Class A	31,201	1,037
CME Group, Inc.	1,600	297
Intercontinental Exchange, Inc.	1,100	112
KKR & Co. LP	61,413	3,461
Morgan Stanley	32,030	3,091
Northern Trust Corp.	88,037	8,387
Raymond James Financial, Inc.	36,350	3,943
S&P Global, Inc.	100	34
State Street Corp.	9,870	875
		21,799
Consumer Finance - 0.2%
Discover Financial Services	12,700	1,422
Insurance - 0.8%
American Financial Group, Inc.	3,400	456
Arthur J. Gallagher & Co.	900	169
Brookfield Asset Management Reinsurance Partners Ltd.	172	6
Chubb Ltd.	9,800	2,068
Marsh & McLennan Companies, Inc.	14,766	2,394
Old Republic International Corp.	17,800	469
The Travelers Companies, Inc.	6,600	1,222
		6,784
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	20,500	880
Radian Group, Inc.	62,890	1,343
		2,223
TOTAL FINANCIALS		131,350
HEALTH CARE - 12.2%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	3,500	356
Becton, Dickinson & Co.	9,575	2,246
Boston Scientific Corp. (b)	127,700	5,966
GE HealthCare Technologies, Inc. (b)(c)	129,912	9,873
GN Store Nord A/S	4,000	87
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	100,539	1,642
Sonova Holding AG	2,263	556
		20,726
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	63,200	4,785
Cigna Group	36,200	10,574
CVS Health Corp.	76,251	6,370
Humana, Inc.	3,300	1,634
McKesson Corp.	25,633	8,967
UnitedHealth Group, Inc.	25,800	12,279
		44,609
Life Sciences Tools & Services - 0.5%
Danaher Corp.	15,100	3,738
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	207,500	14,309
Eli Lilly & Co.	9,900	3,081
GSK PLC sponsored ADR	162,047	5,553
Johnson & Johnson	57,401	8,797
Perrigo Co. PLC	12,800	482
Sanofi SA sponsored ADR	19,500	914
UCB SA	22,100	1,902
Viatris, Inc.	7,200	82
Zoetis, Inc. Class A	1,500	251
		35,371
TOTAL HEALTH CARE		104,444
INDUSTRIALS - 15.6%
Aerospace & Defense - 3.3%
Airbus Group NV	37,300	4,885
General Dynamics Corp.	13,100	2,986
Huntington Ingalls Industries, Inc.	10,300	2,217
MTU Aero Engines AG	4,600	1,112
Raytheon Technologies Corp.	16,631	1,631
Safran SA	13,000	1,836
Textron, Inc.	4,800	348
The Boeing Co. (b)	66,510	13,405
		28,420
Air Freight & Logistics - 1.7%
DSV A/S	4,600	837
Expeditors International of Washington, Inc.	700	73
FedEx Corp.	12,100	2,459
United Parcel Service, Inc. Class B	59,679	10,891
		14,260
Airlines - 0.0%
Copa Holdings SA Class A (b)	2,300	212
Building Products - 0.5%
A.O. Smith Corp.	17,300	1,135
Johnson Controls International PLC	45,800	2,873
		4,008
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	143,500	4,362
Healthcare Services Group, Inc.	61,700	819
Ritchie Bros. Auctioneers, Inc.	1,300	80
		5,261
Electrical Equipment - 1.2%
Acuity Brands, Inc.	12,600	2,444
Hubbell, Inc. Class B	12,612	3,172
Regal Rexnord Corp.	16,100	2,538
Rockwell Automation, Inc.	1,600	472
Vertiv Holdings Co.	116,700	1,896
		10,522
Industrial Conglomerates - 4.5%
3M Co.	10,100	1,088
General Electric Co. (c)	440,036	37,275
		38,363
Machinery - 1.8%
Allison Transmission Holdings, Inc.	25,800	1,226
Barnes Group, Inc.	2,300	97
Caterpillar, Inc.	3,300	791
Cummins, Inc.	5,600	1,361
Donaldson Co., Inc.	61,700	3,903
Epiroc AB (A Shares)	2,700	52
Flowserve Corp.	30,600	1,062
Fortive Corp.	27,700	1,846
Kardex AG	550	102
Nordson Corp.	10,100	2,218
Otis Worldwide Corp.	8,265	699
Stanley Black & Decker, Inc.	10,610	908
Westinghouse Air Brake Tech Co.	11,931	1,245
		15,510
Professional Services - 0.5%
Equifax, Inc.	9,000	1,823
RELX PLC (London Stock Exchange)	77,838	2,347
Robert Half International, Inc.	800	64
		4,234
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	70,000	3,979
Trading Companies & Distributors - 0.9%
Brenntag SE	7,000	529
Fastenal Co.	12,000	619
MSC Industrial Direct Co., Inc. Class A	1,500	127
Watsco, Inc. (d)	20,964	6,388
WESCO International, Inc.	2,700	447
		8,110
Transportation Infrastructure - 0.1%
Aena SME SA (a)	5,100	790
TOTAL INDUSTRIALS		133,669
INFORMATION TECHNOLOGY - 17.9%
Electronic Equipment & Components - 0.2%
CDW Corp.	9,300	1,883
IT Services - 3.9%
Amadeus IT Holding SA Class A (b)	54,600	3,433
DXC Technology Co. (b)	9,400	261
Edenred SA	57,400	3,237
Fidelity National Information Services, Inc.	46,400	2,940
Genpact Ltd.	51,800	2,472
Global Payments, Inc.	11,200	1,257
IBM Corp.	17,800	2,302
MasterCard, Inc. Class A	5,500	1,954
Unisys Corp. (b)	70,792	353
Visa, Inc. Class A	69,840	15,361
		33,570
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	15,300	2,807
Applied Materials, Inc.	16,895	1,962
Intel Corp.	28,500	711
Lam Research Corp.	4,400	2,138
Marvell Technology, Inc.	97,044	4,382
Microchip Technology, Inc.	2,300	186
NVIDIA Corp.	14,300	3,320
NXP Semiconductors NV	20,500	3,659
Qualcomm, Inc.	67,098	8,289
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,100	1,663
Teradyne, Inc.	6,800	688
		29,805
Software - 7.2%
Intuit, Inc.	13,100	5,334
Microsoft Corp.	194,253	48,451
Open Text Corp.	15,400	530
SAP SE sponsored ADR (d)	53,600	6,101
Temenos Group AG	10,960	806
		61,222
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	173,392	25,560
FUJIFILM Holdings Corp.	5,200	243
Samsung Electronics Co. Ltd.	14,620	671
		26,474
TOTAL INFORMATION TECHNOLOGY		152,954
MATERIALS - 2.7%
Chemicals - 0.7%
DuPont de Nemours, Inc. (c)	62,300	4,550
International Flavors & Fragrances, Inc.	2,300	214
LyondellBasell Industries NV Class A	1,800	173
PPG Industries, Inc.	5,200	687
		5,624
Metals & Mining - 2.0%
First Quantum Minerals Ltd.	203,000	4,435
Freeport-McMoRan, Inc.	209,200	8,571
Glencore PLC	664,200	3,960
		16,966
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,800	164
TOTAL MATERIALS		22,754
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	19,100	3,782
Crown Castle International Corp.	11,600	1,517
Equinix, Inc.	110	76
Public Storage	200	60
Simon Property Group, Inc.	41,300	5,042
		10,477
UTILITIES - 1.4%
Electric Utilities - 1.3%
Constellation Energy Corp.	4,400	330
Duke Energy Corp.	10,400	980
Entergy Corp.	13,300	1,368
Exelon Corp.	13,200	533
PG&E Corp. (b)	112,200	1,753
Southern Co.	92,900	5,858
		10,822
Multi-Utilities - 0.1%
Sempra Energy	6,300	945
TOTAL UTILITIES		11,767
TOTAL COMMON STOCKS (Cost $533,806)		774,766

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	14,200	684
Boston Scientific Corp. Series A, 5.50%	8,400	952
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,564)		1,636

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $621)	874	610

Other - 0.0%
	Shares	Value ($) (000s)
Other - 0.0%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h) (Cost $1,333)	1,136,507	443

Money Market Funds - 11.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (i)	78,159,265	78,175
Fidelity Securities Lending Cash Central Fund 4.63% (i)(j)	17,238,751	17,240
TOTAL MONEY MARKET FUNDS (Cost $95,415)		95,415

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $632,739)	872,870
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(17,693)
NET ASSETS - 100.0%	855,177

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	328	1,125	39.00	04/21/23	(4)
BorgWarner, Inc.	Chicago Board Options Exchange	171	860	50.00	03/17/23	(23)
DuPont de Nemours, Inc.	Chicago Board Options Exchange	305	2,227	80.00	04/21/23	(18)
Exxon Mobil Corp.	Chicago Board Options Exchange	557	6,122	115.00	03/17/23	(40)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	210	1,596	70.00	04/21/23	(155)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	70	532	70.00	03/17/23	(46)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	1	8	75.00	03/17/23	0
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	338	2,569	80.00	04/21/23	(51)
General Electric Co.	Chicago Board Options Exchange	461	3,905	75.00	03/17/23	(467)
General Electric Co.	Chicago Board Options Exchange	226	1,914	85.00	03/17/23	(50)
Lamb Weston Holdings, Inc.	Chicago Board Options Exchange	33	332	105.00	04/21/23	(8)
Lowe's Companies, Inc.	Chicago Board Options Exchange	14	288	220.00	03/17/23	(2)
Lowe's Companies, Inc.	Chicago Board Options Exchange	14	288	230.00	03/17/23	(1)
Lowe's Companies, Inc.	Chicago Board Options Exchange	67	1,379	230.00	04/21/23	(11)
Starbucks Corp.	Chicago Board Options Exchange	62	633	110.00	04/21/23	(8)

TOTAL WRITTEN OPTIONS						(884)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,533,000 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $23,778,000.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $443,000 or 0.1% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	1,334

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	73,093	34,038	28,956	742	-	-	78,175	0.2%
Fidelity Securities Lending Cash Central Fund 4.63%	12,462	26,357	21,579	5	-	-	17,240	0.1%
Total	85,555	60,395	50,535	747	-	-	95,415

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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